Annual Total Returns [BarChart] - AZL MetWest Total Return Bond Fund - AZL MetWest Total Return Bond Fund	Apr. 30, 2021
Bar Chart Table:
Annual Return 2015	(0.20%)
Annual Return 2016	2.30%
Annual Return 2017	3.14%
Annual Return 2018	(0.21%)
Annual Return 2019	8.49%
Annual Return 2020	8.58%